Comprehensive Text Block List (Tables)	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

	Unrealized Gains on marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$4	$875	$171	$1,050
Other comprehensive income (loss) before reclassifications	113	(172)	1,410	1,351
Amounts reclassified from accumulated other comprehensive income	—	(315)	—	(315)
Net current period other comprehensive income (loss)	113	(487)	1,410	1,036
	$117	$388	$1,581	$2,086